SCHEDULE OF RESTRICTED STOCK (Details) - Restricted Stock [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares, outstanding, beginning	104,108	117,081
Weighted average grant date fair value, outstanding, beginning	$ 8.79	$ 12.34
Common shares, granted	23,411	97,685
Weighted average grant date fair value, granted	$ 3.69	$ 6.11
Common shares, adjusted for reverse split, net		1
Common shares, vested		(84,080)
Weighted average grant date fair value, vested		$ 10.32
Common shares, forfeited		(26,579)
Weighted average grant date fair value, forfeited		$ 9.73
Common shares, outstanding, ending	127,519	104,108
Weighted average grant date fair value, outstanding, ending	$ 7.87	$ 8.79